Segment information (Tables)	12 Months Ended
Mar. 31, 2020
Segment information
Summary of information about reportable segments

	Air Ticketing			Hotels and Packages			Others			Total
	March 31			March 31			March 31			March 31
	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020
Segment revenue	5,012,931	5,708,152	3,957,989	6,628,236	6,162,926	3,707,534	607,346	1,058,953	1,080,202	12,248,513	12,930,031	8,745,725
Service cost	—	—	—	(4,930,757)	(4,282,803)	(2,922,929)	—	—	—	(4,930,757)	(4,282,803)	(2,922,929)
Segment results	5,012,931	5,708,152	3,957,989	1,697,479	1,880,123	784,605	607,346	1,058,953	1,080,202	7,317,756	8,647,228	5,822,796
Other income										90,001	263,785	159,631
Unallocated expenses										(10,342,290)	(10,907,467)	(5,719,112)
Operating loss (before depreciation and amortization)										(2,934,533)	(1,996,454)	263,315
Finance cost										(153,056)	(263,290)	(193,287)
Depreciation and amortization										(425,600)	(581,746)	(666,369)
Impairment of goodwill										—	—	(221,999)
Finance income										91,912	41,310	58,641
Share of loss of joint venture										(10,559)	(12,772)	(10,784)
Change in fair value of warrants - gain/(loss)										(563,253)	1,667,193	94
Loss before taxes										(3,995,089)	(1,145,758)	(770,390)
Tax expense										(56,887)	(47,837)	(69,805)
Loss for the period										(4,051,976)	(1,193,596)	(840,195)

Reconciliation of information on Reportable Segments to IFRS measures:

	Air Ticketing			Hotels and Packages			Others			Total
	March 31			March 31			March 31			March 31
	2018	2019	2020	2018	2019	2020	2018	2019	2020	2018	2019	2020
Segment revenue	5,012,931	5,708,152	3,957,989	6,628,236	6,162,926	3,707,534	607,346	1,058,953	1,080,202	12,248,513	12,930,031	8,745,725
Less: customer inducement and acquisition costs**	—	(2,258,887)	(1,348,471)	—	(1,248,506)	(105,736)	—	(64,058)	(32,163)	—	(3,571,451)	(1,486,370)
Revenue	5,012,931	3,449,265	2,609,518	6,628,236	4,914,420	3,601,798	607,346	994,895	1,048,039	12,248,513	9,358,580	7,259,355
Unallocated expenses										(10,342,290)	(10,907,467)	(5,719,112)
Less: customer inducement and acquisition costs**										—	3,571,451	1,486,370
Unallocated expenses										(10,342,290)	(7,336,016)	(4,232,742)

Notes:

**For purposes of reporting to the CODM, certain promotion expenses including upfront cash incentives, loyalty programs costs for customer inducement and acquisition costs for promoting transactions across various booking platforms, which are reported as a reduction of revenue, are added back to the respective segment revenue lines and marketing and sales promotion expenses. For reporting in accordance with IFRS, such expenses are recorded as a reduction from the respective revenue lines. Therefore, the reclassification excludes these expenses from the respective segment revenue lines and adds them to the marketing and sales promotion expenses (included under Unallocated expenses).

Summary of non-current assets by physical location

	Non-current Assets*
	March 31,	March 31,
	2019	2020
India	2,385,110	2,302,389
Others	6,805	1,288
Total	2,391,915	2,303,677

*Non-current assets presented above represent property, plant and equipment, right-of-use assets and intangible assets and goodwill.